Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Exploration and evaluation of oil and gas reserves

26.	Exploration and evaluation of oil and gas reserves

The exploration and evaluation activities include the search for oil and gas reserves from the date of obtaining the legal rights to explore a specific area to the moment in which technical and commercial feasibility to produce oil and gas are demonstrated.

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	2024	2023
Property plant and equipment
Opening Balance	1,512	1,876
Additions	338	505
Write-offs	(27)	(8)
Transfers	(3)	(1,000)
Translation adjustment	(345)	139
Closing Balance	1,475	1,512
Intangible assets
Opening Balance	2,313	2,406
Additions	20	147
Write-offs	(19)	(41)
Transfers	−	(16)
Losses on exploration expenditures written off	(224)	(364)
Translation adjustment	(481)	181
Closing Balance	1,609	2,313
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,084	3,825
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

The additions occurred in Intangible assets during 2024 mainly referred to due to the signing of agreement of the 29 blocks in the Pelotas Basin acquired in the 4th Permanent Concession Offering Cycle.

The recognition of losses in Intangible assets (US$ 224), in 2024, was due to the economic unfeasibility of the exploratory blocks C-M-657 and C-M-709, located in the Campos Basin, given that the Company decided not to complete the development of these projects (see note 25).

In 2023, the recognition of losses in Intangible Assets (US$ 364) was due to the economic unfeasibility of the projects in blocks C-M-210, C-M-277, C-M-344, C-M-346, C-M-411 and C-M-413, which were in the production development phase. In October 2023, the Company’s Management approved the voluntary full return of these blocks to the ANP, in addition to the return of Dois Irmãos block (US$ 37) and Três Marias block (US$ 6). All blocks are located in the pre-salt layer of the Campos basin and the corresponding assets were written-off.

The transfers which occurred in Property plant and equipment during 2023 were destined for the production development projects of the Raia Pintada and Raia Manta fields, related to the BM-C-33 block (US$ 968), and the Sépia field (US$ 46).

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2024	2023	2022
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(412)	(566)	(358)
Exploration expenditures written off (includes dry wells and signature bonuses (1)	(482)	(421)	(248)
Contractual penalties on local content requirements	(5)	12	(47)
Other exploration expenses	(14)	(7)	(34)
Total expenses	(913)	(982)	(687)
Cash used in:
Operating activities	426	573	393
Investment activities	582	672	555
Total cash used	1,008	1,245	948
(1) It includes amounts relating to economic unfeasibility of exploratory blocks (note 25).

In 2023 and 2022, Petrobras signed Terms of Conduct Adjustment (TACs) with the ANP to offset local content fines related in 24 concessions in which Petrobras has a 100% interest and in 22 concessions in which Petrobras operates in partnership with other companies.

The TACs converted fines into investment commitments in the Exploration and Production segment with local content, resulting in the closing of administrative proceedings, resulting in a US$ 0.2 gain in 2024 due to the reversal of liabilities (a US$ 54 gain in 2023).

As of December 31, 2024, under the terms of the agreement, Petrobras commits to investing US$ 160 (R$ 990) in local content by December 31, 2027.

Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

•	geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility are demonstrated are immediately recognized as an expense;
•	amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility are demonstrated. More information on intangible assets accounting policy, see note 24;
•	costs directly attributable to exploratory wells, including their equipment, installations and other costs necessary to identify the technical and commercial feasibility, pending determination of proved reserves, are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the well drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the technical and commercial feasibility of the project is under way (for more information see note 26.1);
•	an internal commission of technical executives of the Company reviews monthly these conditions for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations (for more information see note 4.1);
•	costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission; and
•	costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas (technically and commercially feasible) are capitalized within property, plant and equipment.

26.1.	Aging of Capitalized Exploratory Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (1)	2024	2023
Exploratory well costs capitalized for a period of one year	311	211
Exploratory well costs capitalized for a period greater than one year	1,164	1,301
Total capitalized exploratory well costs	1,475	1,512
Number of projects relating to exploratory well costs capitalized for a period greater than one year	18	17

	Capitalized costs (2024)	Number of wells
2023	76	2
2022	209	3
2021	73	2
2020	17	1
2019 and previous years	789	14
Exploratory well costs that have been capitalized for a period greater than one year	1,164	22
(1) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.

Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 18 projects comprising 22 wells, are composed of (i) US$ 1,046 of wells in areas in which there has been ongoing drilling or firmly planned drilling activities for the near term and for which an evaluation plan has been submitted for approval to the ANP; and (ii) US$ 118 relates to costs incurred to evaluate technical and commercial feasibility necessary for the decision on the production development and on definition of proved reserves.

26.2.	Collateral for crude oil exploration concession agreements

The Company has granted collateral to ANP in connection with the performance of the Minimum Exploration Programs established in the concession agreements for petroleum exploration areas in the total amount of US$ 1,250 (US$ 1,770 as of December 31, 2023), which is still in force as of December 31, 2024, net of commitments undertaken. As of December 31, 2024, the collateral comprises future crude oil production capacity from Marlim and Buzios producing fields, already in production, pledged as collateral, in the amount of US$ 1,239 (US$ 1,756 as of December 31, 2023) and bank guarantees of US$ 11 (US$ 14 as of December 31, 2023).